RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 18, 2025	Sep. 18, 2024	Jun. 14, 2023	Mar. 15, 2023	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jan. 10, 2024	Mar. 16, 2023
Related Party Transaction [Line Items]
Face amount										$ 1,562,030
Debt instrument, interest rate, stated percentage					6.00%			6.00%
Debt instrument, maturity date, description					March 2025
Issuance of common stock				$ 90		$ 16,414		$ 268,998
Exercise price					$ 11.50	$ 11.50		$ 11.50
Expenses paid							$ 1,383,316	$ 4,045,673
Capital contribution in exchange of subscription			$ 90				90
Repayment of notes						$ 3,875,000	1,000,000	5,895,937
Interest expense							7,111
Repayments of related party debt							$ 1,000,000
Warrant outstanding					10,430,800	10,430,800		10,430,800
Related Party [Member]
Related Party Transaction [Line Items]
Interest expense								$ 20,937
Outstanding notes payable					$ 5,875,000			$ 5,875,000
Related Party [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Repayments of related party debt	$ 2,000,000
Accrued interest	$ 20,937
Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock, shares				9,000,000		3,981		55,826
Issuance of common stock				$ 90				$ 6
DRE Chicago LLC [Member]
Related Party Transaction [Line Items]
Face amount					$ 250,000	$ 250,000		$ 250,000
Debt instrument, interest rate, stated percentage					15.00%			15.00%
Debt instrument, maturity date, description					March 2025
Issuance of common stock, shares						104,748
Issuance of common stock		$ 375,000			$ 375,000
Exercise price					$ 11.50			$ 11.50
Accrued interest						$ 9,166
Warrant outstanding						52,374
DRE Chicago LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock, shares		470,000
Endurance Antarctica Partners II LLC [Member]
Related Party Transaction [Line Items]
Face amount					$ 1,750,000			$ 1,750,000
Debt instrument, interest rate, stated percentage					15.00%			15.00%
Debt instrument, maturity date, description					March 2025
Exercise price					$ 11.50			$ 11.50
Endurance Antarctica Partners II LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Face amount						$ 1,750,000
Issuance of common stock, shares					5,500,000	977,653
Issuance of common stock					$ 3,500,000
Exercise price					$ 11.50			$ 11.50
Accrued interest						$ 70,000
Warrant outstanding						488,826
Vikasa Capital Partners LLC [Member]
Related Party Transaction [Line Items]
Compensation amount							$ 980,000		$ 980,000		$ 1,050,000
Related Party [Member]
Related Party Transaction [Line Items]
Expenses paid								$ 149,735	1,383,316
Payroll liabilities					$ 3,895,938		$ 0	3,895,938	0
Repayment of notes								$ 5,875,000	$ 1,000,000